Summary of Significant Accounting Policies - Intangibles (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2024	Aug. 31, 2023	Mar. 31, 2023	Aug. 31, 2011	Mar. 31, 2011
Fortaleza Knutsen
Summary of Significant Accounting Policies
Term of bareboat charter					12 years	12 years
Recife Knutsen
Summary of Significant Accounting Policies
Term of bareboat charter			12 years	12 years
Tuva Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights	5 years
Additional term		10 years
Unfavorable contractual rights | Fortaleza Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights		12 years
Unfavorable contractual rights | Recife Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights		12 years
Unfavorable contractual rights | Tuva Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights		12 years